Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2022
Registrant Name	dei_EntityRegistrantName	Bridgeway Funds, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000916006
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 17, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 17, 2023
Prospectus Date	rr_ProspectusDate	Oct. 31, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A